     [LOGO]

      The
   Bear Stearns
    Funds

   575 LEXINGTON AVENUE
    NEW YORK, NY 10022
    1.800.766.4111

Michael Minikes                           Chairman of the Board
Doni L. Fordyce                           President
Barry Sommers                             Executive Vice President
Peter M. Bren                             Trustee
Alan J. Dixon                             Trustee
John R. McKernan, Jr.                     Trustee
M.B. Oglesby, Jr.                         Trustee
Stephen A. Bornstein                      Vice President and Secretary
Frank J. Maresca                          Vice President and Treasurer
Vincent L. Pereira                        Assistant Treasurer

INVESTMENT ADVISER                        DISTRIBUTOR
Bear Stearns Asset                        Bear, Stearns & Co. Inc.
Management Inc.                           245 Park Avenue
575 Lexington Avenue                      New York, NY 10167
New York, NY 10022

ADMINISTRATOR                             TRANSFER AND DIVIDEND
Bear Stearns Funds Management Inc.        DISBURSEMENT AGENT
575 Lexington Avenue                      PFPC Inc.
New York, NY 10022                        Bellevue Corporate Center
CUSTODIAN                                 400 Bellevue Parkway
Custodial Trust Company                   Wilmington, DE 19808
101 Carnegie Center                       INDEPENDENT AUDITORS
Princeton, NJ 08540                       Deloitte & Touche LLP
COUNSEL                                   Two World Financial Center
Kramer, Levin,                            New York, NY 10281
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

     This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance.

     Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                     BSFR-017-04

PRIME MONEY
MARKET PORTFOLIO

ANNUAL REPORT
MARCH 31, 1999

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS

                                                                  April 30, 1999
Dear Shareholders:

We are pleased to present you with the annual report of the Prime Money Market Portfolio (the "Portfolio") for the period ended March 31, 1999. As of March 31, 1999, the Portfolio's current yield was 4.84% and the 7-day effective yield was 4.92%. For the 12 months ended March 31, 1999, the Portfolio's total return was 5.37%, and exceeded the average total return for tier-one taxable institutional money market funds by 20 basis points as measured by IBC Financial Data, Inc.(1)

As we reported in our semi-annual report dated September 30, 1998, the Portfolio received an AAAm rating (its highest) from Standard & Poors. On November 24, 1998, Moody's Investors Service assigned a money market fund rating of Aaa (its highest) to the portfolio. In its press-release, Moody's referenced the high credit quality of the Portfolio's assets and the adviser's experience, knowledge, and conservative investment policies. We are very pleased to have the highest rating from both of these premier rating services.

The fourth quarter of 1998 began with financial markets in turmoil. However, after two 25 basis point reductions in the targeted Federal Funds rate (at the September 29th regularly scheduled meeting and on October 15th between regularly scheduled meetings) to a level of 5.0%, markets started to calm. If there was any doubt the Fed stood ready to provide liquidity to the system, it was removed by an additional 25 basis point reduction in the targeted Fed Funds rate (to 4.75%) at the November 17th meeting of the Federal Open Market Committee (FOMC). Credit conditions and liquidity concerns started to ease as the fourth quarter wound down.

Despite international financial concerns, the U.S. economy continued its stellar performance in the 4th quarter. Spurred by robust consumer spending, 4th quarter GDP rose 6.0%. With inflation at exceptionally low levels, the economy's performance was truly spectacular. Absent the pressures of inflation, the FOMC left the targeted Fed Funds rate unchanged at both its February 3rd and March 30th-31st meetings. Also a neutral posture regarding future rate actions remained in effect.

The preliminary release for 1st quarter 1999 GDP was 4.5%, and inflation pressures were absent. Several opinions have been offered to explain the continuation of the ideal economic environment that exists in the U.S., which is characterized by solid growth, low unemployment and low inflation. One school of thought, supported by Federal Reserve Board Chairman Greenspan, attributes these conditions to increases in worker productivity. This view is starting to be embraced by other members of the FOMC, who are shifting from an inclination to make preemptive strikes against inflation to a more restrained approach that looks for solid evidence of inflation before implementing increases in rates.

Looking forward, it appears the FOMC will continue to maintain a neutral posture for the immediate future. Our strategy in this environment continues to revolve around flexibility. We will continue to take modest positions when opportunities arise, but believe that safety of principal and liquidity are the highest priorities.

We do appreciate your support and welcome your ideas and concerns.

Sincerely,

        [SIGNATURE]
Doni L. Fordyce
President
The Bear Stearns Funds

-------
(1) The Net Yield represents past performance which is not a guarantee of future results. Yields are net of management fees and expenses. As of March 31, 1999, there were 178 funds in the taxable First Tier - Institutional Only category, and throughout all periods, some or all of the funds, including the Prime Money Market Portfolio, reported fee waivers from time to time. Without such waivers, the reported yields would have been lower.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1999

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                       INTEREST/
 AMOUNT                                                         DISCOUNT   MATURITY
 (000'S)                                                          RATE       DATE        VALUE

--------------------------------------------------------------------------------------------------
            BANKERS ACCEPTANCES -- 1.3%

            BANKS - DOMESTIC - 1.3%
 $ 5,000    Wachovia Bank N.A. [P-1, A-1+]....................  4.670%     04/19/99  $   4,988,325
                                                                                     -------------

            CORPORATE OBLIGATIONS -- 8.8%

            BANKS - FOREIGN - 0.9%
   3,500    Abbey National Treasury Services plc* [P-1,
              A-1+]...........................................  4.785      04/01/99      3,499,060
                                                                                     -------------

            BANKS - DOMESTIC - 5.5%
   5,000    First Union National Bank* [P-1, A-1].............  4.950      04/01/99      4,998,634
   1,000    First Union National Bank [P-1, A-1]..............  5.310      09/14/99      1,000,813
   2,000    J.P. Morgan & Co., Inc.* [P-1, A-1+]..............  4.855      04/07/99      1,999,741
   2,000    Key Bank N.A.* [P-1, A-1].........................  4.780      04/01/99      1,999,691
   5,000    NationsBank N.A. [P-1, A-1+]......................  5.020      04/01/99      5,000,000
   4,000    Northern Trust Co.* [P-1, A-1+]...................  4.727      04/08/99      3,998,948
   2,500    PNC Bank N.A.* [P-1, A-1].........................  4.813      04/16/99      2,499,308
                                                                                     -------------
                                                                                        21,497,135
                                                                                     -------------

            BANKS - YANKEE - CANADA - 0.3%
   1,000    Royal Bank of Canada* [P-1, A-1+].................  4.805      04/01/99        999,433
                                                                                     -------------

            INVESTMENT STRUCTURE - 0.8%
   3,000    Sigma Finance Inc.* [P-1, A-1+]...................  4.980      04/01/99      3,000,000
                                                                                     -------------

            SECURITIES DEALER - 1.3%
   5,000    Goldman Sachs Group L.P.+ [P-1, A-1+].............  4.951      04/07/99      5,000,000
                                                                                     -------------
            Total Corporate Obligations (cost $28,995,628)                              33,995,628
                                                                                     -------------

            COMMERCIAL PAPER -- 41.1%

            ASSET-BACKED CREDIT CARDS - 2.3%
   3,000    Citibank Credit Card Master Trust, Dakota
              Certificates [P-1, A-1+]........................  4.890      04/07/99      2,997,555
   3,000    Citibank Credit Card Master Trust, Dakota
              Certificates [P-1, A-1+]........................  4.820      05/03/99      2,987,146
   3,000    Citibank Credit Card Master Trust, Dakota
              Certificates [P-1, A-1+]........................  4.850      06/01/99      2,975,346
                                                                                     -------------
                                                                                         8,960,047
                                                                                     -------------

            BANK - YANKEE - U.K. - 0.4%
   1,530    Lloyds Bank plc [P-1, A-1+].......................  5.000      04/07/99      1,528,725
                                                                                     -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1999

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                       INTEREST/
 AMOUNT                                                         DISCOUNT   MATURITY
 (000'S)                                                          RATE       DATE        VALUE

--------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (CONTINUED)
            COMMERCIAL FINANCE - 12.8%
 $ 3,000    American Express Credit Corp. [P-1, A-1]..........  4.850%     04/01/99  $   3,000,000
  12,000    Caisse Des Depot [P-1, A-1+]......................  5.080      04/01/99     12,000,000
   2,900    Ford Motor Credit Corp. [P-1, A-1]................  4.850      04/08/99      2,897,265
   3,000    Ford Motor Credit Corp. [P-1, A-1]................  4.870      04/05/99      2,998,377
   3,500    Ford Motor Credit Corp. [P-1, A-1]................  4.820      04/07/99      3,497,188
   1,800    Ford Motor Credit Corp. [P-1, A-1]................  4.860      04/09/99      1,798,056
   3,000    General Electric Capital Corp. [P-1, A-1+]........  4.850      05/13/99      2,983,025
   3,000    General Electric Capital Corp. [P-1, A-1+]........  4.830      07/21/99      2,955,323
   2,000    General Electric Capital Corp. [P-1, A-1+]........  4.830      05/25/99      1,985,510
   5,000    General Motors Acceptance Corp. [P-1, A-1]........  4.950      04/06/99      4,996,563
   3,500    General Motors Acceptance Corp. [P-1, A-1]........  5.000      04/06/99      3,497,569
   5,000    IBM Credit Corp. [P-1, A-1].......................  4.950      04/01/99      5,000,000
   2,000    UBS AG [P-1, A-1+]................................  5.010      04/19/99      1,994,990
                                                                                     -------------
                                                                                        49,603,866
                                                                                     -------------

            CORPORATE LOAN CONDUIT - 3.8%
   2,333    Centric Capital Corp. [P-1, A-1+].................  5.080      05/04/99      2,322,136
   2,857    Centric Capital Corp. [P-1, A-1+].................  4.880      05/06/99      2,843,445
   4,000    Centric Capital Corp. [P-1, A-1+].................  4.870      06/07/99      3,963,746
   2,755    Greenwich Funding Corp. [P-1, A-1+]...............  4.880      04/26/99      2,745,664
   3,000    Greenwich Funding Corp. [P-1, A-1+]...............  4.900      05/04/99      2,986,525
                                                                                     -------------
                                                                                        14,861,516
                                                                                     -------------

            DIVERSIFIED RECEIVABLES CONDUIT - 10.9%
   5,000    Alpine Securitization Corp. [P-1, A-1+]...........  4.850      04/06/99      4,996,632
   2,000    Alpine Securitization Corp. [P-1, A-1+]...........  4.950      04/20/99      1,994,775
   2,500    Barton Capitol Corp. [P-1, A-1+]..................  4.860      04/05/99      2,498,650
   2,000    Barton Capitol Corp. [P-1, A-1+]..................  4.910      04/13/99      1,996,727
   3,000    Barton Capitol Corp. [P-1, A-1+]..................  4.900      04/20/99      2,992,242
   2,577    Barton Capitol Corp. [P-1, A-1+]..................  4.900      04/26/99      2,568,231
   5,001    Enterprise Funding [P-1, A-1+]....................  5.100      04/01/99      5,001,000
   3,018    Enterprise Funding [P-1, A-1+]....................  4.880      04/08/99      3,015,136
   3,000    Park Avenue Receivables Corp. [P-1, A-1]..........  4.880      04/20/99      2,992,273
   4,000    Sheffield Receivables Corp. [P-1, A-1+]...........  4.980      04/06/99      3,997,233
   4,000    Windmill Funding Corp. [P-1, A-1+]................  4.880      04/13/99      3,993,493
   4,000    Windmill Funding Corp. [P-1, A-1+]................  4.950      04/14/99      3,992,850
   2,000    Windmill Funding Corp. [P-1, A-1+]................  4.910      04/30/99      1,992,089
                                                                                     -------------
                                                                                        42,031,331
                                                                                     -------------

            DIVERSIFIED OPERATIONS - 3.1%
  12,000    Koch Industries Inc. [P-1, A-1+]..................  5.020      04/01/99     12,000,000
                                                                                     -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1999

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                       INTEREST/
 AMOUNT                                                         DISCOUNT   MATURITY
 (000'S)                                                          RATE       DATE        VALUE

--------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (CONTINUED)
            INVESTMENT STRUCTURE - 1.8%
 $ 2,500    Sigma Finance Corp. [P-1, A-1+]...................  5.300%     04/20/99  $   2,493,007
   2,000    Sigma Finance Corp. [P-1, A-1+]...................  5.170      05/25/99      1,984,490
   2,500    Sigma Finance Corp. [P-1, A-1+]...................  4.830      08/11/99      2,455,725
                                                                                     -------------
                                                                                         6,933,222
                                                                                     -------------

            MEDICAL-DRUGS - 1.6%
   6,000    American Home Products [P-1, A-1].................  5.030      04/01/99      6,000,000
                                                                                     -------------

            SECURITIES DEALER - 4.4%
   4,000    Credit Suisse First Boston Inc. [P-1, A-1+].......  4.840      05/18/99      3,974,724
   3,000    Credit Suisse First Boston Inc. [P-1, A-1+].......  4.850      06/09/99      2,972,113
   4,000    Goldman Sachs Group, L.P. [P-1, A-1+].............  4.860      04/14/99      3,992,980
   3,000    Morgan Stanley Dean Witter Discover & Co., (LOC)
              [P-1, A-1]......................................  4.900      04/05/99      2,998,367
   3,000    Morgan Stanley Dean Witter Discover & Co., (LOC)
              [P-1, A-1]......................................  4.840      06/15/99      2,969,750
                                                                                     -------------
                                                                                        16,907,934
                                                                                     -------------
            Total Commercial Paper (cost $158,826,641)........                         158,826,641
                                                                                     -------------

            CERTIFICATES OF DEPOSIT -- 20.8%

            BANKS - DOMESTIC - 1.2%
   3,750    Bank of America N.A. [P-1, A-1+]..................  4.950      11/18/99      3,749,988
   1,000    Chase Manhattan Bank N.A. [P-1, A-1+].............  5.745      05/10/99      1,000,609
                                                                                     -------------
                                                                                         4,750,597
                                                                                     -------------

            BANKS EURO-DUTCH - 1.3%
   3,000    ING Bank NV [P-1, A-1+]...........................  4.930      08/12/99      2,999,480
   2,000    ING Bank NV [P-1, A-1+]...........................  5.000      09/09/99      2,000,168
                                                                                     -------------
                                                                                         4,999,648
                                                                                     -------------

            BANKS - YANKEE - CANADA - 3.9%
   3,000    Canadian Imperial Bank [P-1, A-1+]................  5.710      06/23/99      3,005,113
   3,000    Canadian Imperial Bank [P-1, A-1+]................  5.010      01/27/00      2,999,761
   1,000    Royal Bank of Canada [P-1, A-1+]..................  5.685      06/30/99        999,885
   3,000    Royal Bank of Canada [P-1, A-1+]..................  4.910      08/09/99      3,000,000
   2,500    Toronto Dominion Bank Ltd.* [P-1, A-1+]...........  4.790      04/01/99      2,499,438
   2,500    Toronto Dominion Bank Ltd. [P1, A1+]..............  5.640      07/14/99      2,499,572
                                                                                     -------------
                                                                                        15,003,769
                                                                                     -------------

            BANKS - YANKEE - FRANCE - 0.6%
   2,500    Societe Generale [P-1, A-1+]......................  5.750      04/06/99      2,500,155
                                                                                     -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1999

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                       INTEREST/
 AMOUNT                                                         DISCOUNT   MATURITY
 (000'S)                                                          RATE       DATE        VALUE

--------------------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT (CONTINUED)
            BANKS - YANKEE - GERMANY - 7.0%
 $ 4,000    Bayerische Landesbank Girozentrale [P-1, A-1+]....  5.720%     05/06/99  $   4,002,454
   2,000    Bayerische Landesbank Girozentrale [P-1, A-1+]....  5.650      07/23/99      2,003,432
   6,000    Bayerische Hypotheken-und Wechsel Bank AG [P-1,
              A-1+]...........................................  5.755      04/02/99      6,000,082
   3,000    Deutsche Bank AG [P-1, A-1+]......................  4.880      04/19/99      3,000,000
   3,000    Dresdner Bank AG [P-1, A-1+]......................  4.950      11/09/99      2,998,523
   3,000    Norddeutsche Landesbank Girozentrale [P-1,
              A-1+]...........................................  5.250      03/01/00      2,998,940
   3,000    Westdeutsche Landesbank Girozentrale [P-1,
              A-1+]...........................................  4.920      08/16/99      2,998,881
   3,000    Westdeutsche Landesbank Girozentrale [P-1,
              A-1+]...........................................  5.160      09/17/99      3,000,775
                                                                                     -------------
                                                                                        27,003,087
                                                                                     -------------

            BANKS - YANKEE - NETHERLANDS - 2.1%
   2,000    Rabobank Nederland NV [P-1, A-1+].................  5.590      04/06/99      2,000,072
   2,000    Rabobank Nederland NV [P-1, A-1+].................  5.710      04/16/99      1,999,905
   2,000    Rabobank Nederland NV [P-1, A-1+].................  5.770      05/05/99      2,000,649
   2,000    Rabobank Nederland NV [P-1, A-1+].................  5.650      07/08/99      2,002,613
                                                                                     -------------
                                                                                         8,003,239
                                                                                     -------------

            BANKS - YANKEE - U.K. - 3.1%
   3,000    Barclay's Bank plc [P-1, A-1+]....................  4.875      04/27/99      3,000,011
   2,000    Barclay's Bank plc [P-1, A-1+]....................  5.030      09/07/99      2,000,491
   2,000    National Westminster plc [P-1, A-1+]..............  5.740      04/28/99      1,999,858
   2,000    National Westminster plc [P-1, A-1+]..............  5.738      05/07/99      2,000,028
   3,000    National Westminster plc [P-1, A-1+]..............  4.980      01/10/00      2,999,099
                                                                                     -------------
                                                                                        11,999,487
                                                                                     -------------

            BANKS - YANKEE - SWISS - 1.6%
   1,000    UBS AG [P-1, A-1+]................................  5.705      07/02/99      1,001,440
   5,000    UBS AG [P-1, A-1+]................................  5.075      01/13/00      5,003,006
                                                                                     -------------
                                                                                         6,004,446
                                                                                     -------------
            Total Certificates of Deposit (cost
              $80,264,428)....................................                          80,264,428
                                                                                     -------------

            TIME DEPOSIT -- 2.6%
  10,000    South Trust Bank N.A. (cost $10,000,000)..........  5.250      04/01/99     10,000,000
                                                                                     -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1999

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                       INTEREST/
 AMOUNT                                                         DISCOUNT   MATURITY
 (000'S)                                                          RATE       DATE        VALUE

--------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS** -- 25.1%
 $40,000    Goldman Sachs & Co., L.P..........................  4.900%     04/01/99  $  40,000,000
  56,775    Morgan Stanley & Co. Inc..........................  4.970      04/01/99     56,775,000
                                                                                     -------------
            Total Repurchase Agreements (cost $96,775,000)....                          96,775,000
                                                                                     -------------
            Total Investments - 99.7%
              (cost $384,850,022)***..........................                         384,850,022
            Other Assets in Excess of Liabilities - 0.3%......                           1,350,734
                                                                                     -------------
            Net Assets - 100.0%...............................                       $ 386,200,756
                                                                                     -------------
                                                                                     -------------

---------
* Variable Rate Obligations - The rate shown is the rate as of March 31, 1999 and the maturity date shown is the date the interest rate resets.
** See notes to the financial statements for description of underlying collateral.
*** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
+ Variable Rate Obligation. The rate is based on the three month LIBOR (London Interbank Offered Rate)-2%, with a seven day guarantee feature and a final maturity date of 11/05/99.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 31, 1999

ASSETS
  Investments, at amortized cost which
    approximates market value
    (identified and tax cost - $384,850,022)......  $384,850,022
  Cash............................................           577
  Receivable from investment adviser..............        68,162
  Interest receivable.............................     2,613,744
  Deferred organization expenses and other
    assets........................................        69,202
                                                    ------------
        Total assets..............................   387,601,707
                                                    ------------
LIABILITIES
  Dividends payable...............................     1,233,456
  Administration fee payable......................        13,521
  Custodian fee payable...........................        13,111
  Accrued expenses................................       140,863
                                                    ------------
        Total liabilities.........................     1,400,951
                                                    ------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited
    shares of beneficial interest authorized).....       386,236
  Paid-in capital.................................   385,850,128
  Accumulated net realized loss from
    investments...................................       (35,608)
                                                    ------------
        Net assets................................  $386,200,756
                                                    ------------
                                                    ------------
CLASS Y
  Net assets......................................  $386,200,756
                                                    ------------
  Shares of beneficial interest outstanding.......   386,236,364
                                                    ------------
  Net asset value, offering and redemption price
    per share.....................................         $1.00
                                                    ------------
                                                    ------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS

                    FOR THE FISCAL YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME
  Interest........................................  $11,580,645
                                                    -----------
EXPENSES
  Advisory fees...................................      434,624
  Accounting fees.................................      139,740
  Federal and state registration fees.............      114,625
  Administration fees.............................      108,656
  Custodian fees and expenses.....................       48,684
  Legal and auditing fees.........................       40,767
  Transfer agent fees and expenses................       25,200
  Reports and notices to shareholders.............       16,711
  Amortization of organization expenses...........       11,336
  Insurance expenses..............................        7,580
  Rating fees and expenses........................        6,464
  Trustees' fees and expenses.....................        5,614
  Other...........................................        9,605
                                                    -----------
      Total expenses before waivers and related
       reimbursements.............................      969,606
      Less: waivers and related reimbursements....     (543,660)
                                                    -----------
      Total expenses after waivers and related
       reimbursements.............................      425,946
                                                    -----------
  Net investment income...........................   11,154,699
                                                    -----------
NET REALIZED LOSS ON INVESTMENTS..................      (35,565)
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................  $11,119,134
                                                    -----------
                                                    -----------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE       FOR THE PERIOD
                                                      FISCAL YEAR     JULY 14, 1997*
                                                         ENDED        THROUGH MARCH
                                                    MARCH 31, 1999       31, 1998
                                                    ---------------   --------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income...........................    $ 11,154,699     $   3,363,564
  Net realized loss on investments................         (35,565)              (43)
                                                    ---------------   --------------
  Net increase in net assets resulting from
    operations....................................      11,119,134         3,363,521
                                                    ---------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income...........................     (11,154,699)       (3,363,564)
                                                    ---------------   --------------
SHARES OF BENEFICIAL INTEREST**
  Net proceeds from the sale of shares............     915,765,236       203,898,180
  Cost of shares repurchased......................    (657,566,582)      (85,207,807)
  Shares issued in reinvestment of dividends......       6,577,202         2,770,134
                                                    ---------------   --------------
  Net increase in net assets derived from shares
    of beneficial interest transactions...........     264,775,856       121,460,507
                                                    ---------------   --------------
  Total increase in net assets....................     264,740,291       121,460,464
NET ASSETS
  Beginning of period.............................     121,460,465                 1
                                                    ---------------   --------------
  End of period...................................    $386,200,756     $ 121,460,465
                                                    ---------------   --------------
                                                    ---------------   --------------

--------
*  Commencement of investment operations.
** Share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
   -------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD
                                            FOR THE          JULY 14, 1997*
                                       FISCAL YEAR ENDED        THROUGH
                                        MARCH 31, 1999       MARCH 31, 1998
                                     ---------------------  ----------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of
    period.........................      $        1.00       $         1.00
  Net investment income(1).........             0.0524               0.0399
                                              --------             --------
  Net increase in net assets
    resulting from operations......             0.0524               0.0399
                                              --------             --------
  Dividends and distributions to
    shareholders from net
    investment income..............            (0.0524)             (0.0399)
                                              --------             --------
  Net asset value, end of period...      $        1.00       $         1.00
                                              --------             --------
                                              --------             --------
  Total investment return(2).......               5.37%                5.72%
                                              --------             --------
                                              --------             --------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................      $     386,201       $      121,460
  Ratio of expenses to average net
    assets(1)(4)...................               0.20%                0.13%(3)
  Ratio of net investment income to
    average net assets(1)..........               5.24%                5.58%(3)
  Increase/(decrease) reflected in
    above expense ratio and net
    investment income due to
    waivers and reimbursements.....               0.25%                0.52%(3)

--------
*   Commencement of investment operations.
(1) Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions.
(3) Annualized.
(4) Without the waiver of advisory fee and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 0.45% for the year ended March 31, 1999 and 0.65% annualized for the period July 14, 1997 through March 31, 1998.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of ten separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Income Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and three non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, and Focus List Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, each portfolio (except the Prime Money Market Portfolio which only offers shares designated as class Y and Focus List and International Equity which have yet to commence initial public offerings of their class Y shares) offers four classes of shares, which have been designated as class A, B, C, and Y shares.

ORGANIZATIONAL MATTERS--Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one class Y share to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500 which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio. In the event that the Portfolio is liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

PORTFOLIO VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS--The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31 1999, the Portfolio had a capital loss carryforward of $34,543 available as a reduction, to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2007. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

For U.S. federal income tax purposes, realized capital losses incurred after October 31, 1998, within the fiscal year, are deemed to arise on the first day of the following fiscal year. The Portfolio incurred and elected to defer such losses of $1,065.

DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

MANAGEMENT ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principals requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the fiscal year ended March 31, 1999, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as Adviser pursuant to an advisory agreement with the Portfolio. Under the terms of the Investment Advisory Agreement the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the fiscal year ended March 31, 1999, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to 0.05% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. provides certain fund accounting and administrative services to the Portfolio. For providing these services, PFPC Inc. is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million, subject to a minimum monthly fee of $6,250 for the Portfolio. For the fiscal year ended March 31, 1999, PFPC Inc. has voluntarily waived a portion of its fee.

For the fiscal year ended March 31, 1999, the Adviser has voluntarily undertaken to limit the Portfolio's operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended March 31, 1999, the Adviser waived advisory fees of $400,797. In addition, the Adviser reimbursed $142,863, in order to maintain the voluntary expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of the Adviser and the Administrator, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers class Y shares. There is no sales charge or CDSC on class Y shares, which are offered primarily to institutional investors.

At March 31, 1999 there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns owned 83,990,879 of class Y shares (including 1,324,653 shares acquired through dividends reinvested).

COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with Goldman Sachs & Co., L.P. outstanding at March 31, 1999:

                                      PRINCIPAL                         INTEREST      MARKET     ACCRUED
ISSUER                               AMOUNT (000)    MATURITY DATES       RATES        VALUE     INTEREST  TOTAL VALUE
-----------------------------------  ------------   -----------------  -----------  -----------  --------  -----------
FHLMC**............................    $224,852     04/15/99-03/01/29  5.00%-14.75% $17,280,167  $107,345  $17,387,512
FNMA*..............................    $184,729     04/25/99-05/01/29  5.00%-12.50%  23,278,222   134,266   23,412,488
                                                                                    -----------  --------  -----------
                                                                                    $40,558,389  $241,611  $40,800,000
                                                                                    -----------  --------  -----------
                                                                                    -----------  --------  -----------

Listed below is the collateral associated with the repurchase agreement with Morgan Stanley & Co. Inc. outstanding at March 31, 1999.

                                      PRINCIPAL                         INTEREST      MARKET     ACCRUED
ISSUER                               AMOUNT (000)    MATURITY DATES       RATES        VALUE     INTEREST  TOTAL VALUE
-----------------------------------  ------------   -----------------  -----------  -----------  --------  -----------
FNMA*..............................    $169,024     04/01/19-10/01/36  6.13%-7.37%  $57,859,292   326,114  $58,185,406

---------
* Federal National Mortgage Association
**Federal Home Loan Mortgage Corp.

CREDIT AGREEMENT

The Fund (on behalf of Prime Money Market Portfolio) has entered into a credit agreement with BankBoston, N.A. Small Cap Value Portfolio, Large Cap Value Portfolio, The Insiders Select Fund, S&P STARS Portfolio, Income Portfolio, Focus List Portfolio, Balanced Portfolio, International Equity Portfolio, High Yield Total Return Portfolio and Bear Stearns Investment Trust, which consists of the Emerging Markets Debt Portfolio, are also parties to the credit agreement. The agreement provides that each party to the credit agreement is permitted to borrow in an amount equal to the lesser of $25 million or 25% of the net assets of a Portfolio. At no time shall the aggregate outstanding principal amount of all loans to any of the Portfolios exceed $25 million. Each Portfolio as a fundamental policy is permitted to borrow in an amount up to 33 1/3% of the value of such Portfolio's assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% (10% for the Emerging Markets Debt Portfolio) of its net assets. The line of credit will bear interest at the greater of: (i) the annual rate of interest announced from time to time from the bank at its head office as its Base Rate, or (ii) the Federal Funds Rate plus 0.50%, or at the borrower's option, the rate quoted by BankBoston, N.A.

Each loan is payable on demand or upon termination of this credit agreement or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced. The Portfolio had no amounts outstanding under the line of credit agreement during the fiscal year ended March 31, 1999.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders,
Prime Money Market Portfolio
(A Series of The Bear Stearns Funds):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Money Market Portfolio (the "Portfolio") as of March 31, 1999, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Money Market Portfolio as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
May 14, 1999